UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1.  Schedule of Investments.

CARNE HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JANUARY 31, 2015

Shares	Security Description	Value

Common Stock - 99.4%
Consumer Discretionary - 27.1%
12,850	Bed Bath & Beyond, Inc. (a)	$960,795
24,732	Best Buy Co., Inc.	870,566
14,700	CBS Corp., Class B	805,707
9,553	Coach, Inc.	355,276
21,191	Discovery Communications, Inc., Class A (a)	614,221
11,499	Dollar Tree, Inc. (a)	817,579
13,259	GameStop Corp., Class A	467,380
9,748	McGraw-Hill Financial, Inc.	871,861
10,368	Ross Stores, Inc.	950,849
10,744	Scripps Networks Interactive, Inc., Class A	763,791
18,897	The Gap, Inc.	778,368
9,940	Time Warner, Inc.	774,624
20,696	Time, Inc.	518,228
10,455	Viacom, Inc., Class B	673,511
		10,222,756
Consumer Staples - 14.3%
13,262	Dr. Pepper Snapple Group, Inc.	1,024,755
14,402	Kraft Foods Group, Inc.	941,027
14,129	Lorillard, Inc.	927,004
13,102	Reynolds American, Inc.	890,281
11,243	The Estee Lauder Cos., Inc.	793,643
7,954	The Hershey Co.	812,978
		5,389,688
Financial - 4.6%
25,957	H&R Block, Inc.	889,806
19,102	The NASDAQ OMX Group, Inc.	871,051
		1,760,857
Healthcare - 5.0%
6,988	Anthem, Inc.	943,100
9,155	Gilead Sciences, Inc. (a)	959,719
		1,902,819
Industrials - 12.3%
13,010	Emerson Electric Co.	740,789
4,747	Lockheed Martin Corp.	894,192
6,369	Northrop Grumman Corp.	999,615
31,844	Pitney Bowes, Inc.	763,619
8,251	Raytheon Co.	825,513
4,592	Stanley Black & Decker, Inc.	430,041
		4,653,769
Information Technology - 33.4%
10,500	Accenture PLC, Class A	882,315
19,146	Apple, Inc.	2,243,145
26,183	CA, Inc.	793,345
30,295	Cisco Systems, Inc.	798,728
27,275	Hewlett-Packard Co.	985,446
4,141	IBM Corp.	634,857
22,943	Oracle Corp.	961,082
8,362	SanDisk Corp.	634,759
18,167	Science Applications International Corp.	886,186
34,659	Symantec Corp.	858,504
10,000	Take-Two Interactive Software, Inc. (a)	297,200
18,591	Teradata Corp. (a)	828,415
15,075	VeriSign, Inc. (a)	821,286
3,870	Visa, Inc., Class A	986,502
		12,611,770
Materials - 2.7%
3,312	CF Industries Holdings, Inc.	1,011,418
Total Common Stock (Cost $32,050,441)		37,553,077

Contracts	Security Description	Strike Price	Exp. Date	Value
Call Options Purchased - 0.6%
50	AutoZone, Inc.	$620.00	02/15	$13,750
10	AutoZone, Inc.	600.00	03/15	16,600
200	Coach, Inc.	38.00	03/15	21,000
55	Electronic Arts, Inc.	54.00	02/15	10,835
200	GameStop Corp., Class A	37.00	03/15	28,400
100	Gilead Sciences, Inc.	110.00	02/15	18,500
80	IBM Corp.	155.00	03/15	25,600
100	SanDisk Corp.	77.00	02/15	18,450
300	Take-Two Interactive Software, Inc.	29.00	02/15	53,250
100	Take-Two Interactive Software, Inc.	30.00	03/15	17,000
200	Viacom, Inc., Class B	67.50	02/15	10,000
Total Call Options Purchased (Premiums Paid $340,726)				233,385
Total Investments - 100.0% (Cost $32,391,167)*				$37,786,462
Other Assets & Liabilities, Net – 0.0%				(17,185)
Net Assets – 100.0%				$37,769,277

PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,498,835
Gross Unrealized Depreciation	(1,103,540)
Net Unrealized Appreciation	$5,395,295

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CARNE HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JANUARY 31, 2015

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of January 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$37,786,462
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$37,786,462

The Level 1 value displayed in the Investments in Securities column of this table is Common Stock and Purchased Options. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	March 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	March 5, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 5, 2015